AGREEMENTS	11 Months Ended
Dec. 03, 2012
AGREEMENTS

NOTE 3 – AGREEMENTS

Management Fee

The Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the Fund’s operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the Fund. The Management Fee will be paid in consideration of the Sponsor’s services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the Fund. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, ProFunds Distributor, Inc. (PDI), Transfer Agent, any index licensors of the Fund, and the routine operational, administrative and other ordinary expenses of the Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of the Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of the Fund and Financial Industry Regulatory Authority (“FINRA”) filing fees. The Fund will incur and pay its non-recurring and unusual fees and expenses. No other management fee is paid by the Fund.

Brokerage Commissions and Fees

The Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association (“NFA”) fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for the Fund’s investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of the Fund, has appointed Brown Brothers Harriman & Co. (“BBH&Co.”) as the Administrator of the Fund, and the Sponsor, the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the “Administration Agreement”) in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the Fund. BBH&Co. may also perform other services for the Fund pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the Fund. The Administrator’s fees will be paid on behalf of the Fund by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the Fund, and the Trust, on its own behalf and on behalf of the Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the Fund, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the Fund. The Custodian’s fees are paid on behalf of the Fund by the Sponsor.

The Distributor

SEI Investments Distribution Co. (“SEI”) will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for the Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of the Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of the Fund, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, PDI, Transfer Agent, fees payable to index providers, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, ongoing SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

The Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Fund. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.